UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tradeworx, Inc.
Address:       90 Broad Street
               17th Floor
               New York, NY 10004

Form 13F File Number: 028-12340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Maguire
Title:         Chief Financial Officer of Tradeworx, Inc.
Phone:         (212) 509-3556

Signature, Place, and Date of Signing:

/s/ Michael Maguire                  New York, NY                  1/29/09
------------------                   ---------------              -------
   [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                              TITLE OF        CUSIP         VALUE      SHARES     SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                       (x$1000)     PRN  AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAP LTD              COM             02503Y103         344       106,074     SH       SOLE      N/A    106,074
ACCENTURE LTD                 CL A            G1150G111         381        11,632     SH       SOLE      N/A     11,632
ADC TELECOMMUNICATIONS INC    COM             000886309         451        82,479     SH       SOLE      N/A     82,479
ARCHER DANIELS MIDLD          COM             039483102         324        11,226     SH       SOLE      N/A     11,226
AMEREN CORP                   COM             023608102         490        14,723     SH       SOLE      N/A     14,723
ALPHA NATURAL RESOURCES INC   COM             02076X102         290        17,928     SH       SOLE      N/A     17,928
ARTHROCARE CORP               COM             043136100         289        60,615     SH       SOLE      N/A     60,615
ASHLAND INC NEW               COM             044209104         249        23,667     SH       SOLE      N/A     23,667
ACTIVISION BLIZZARD INC       COM             00507V109         310        35,867     SH       SOLE      N/A     35,867
GENERAL CABLE CORP            COM             369300108         383        21,640     SH       SOLE      N/A     21,640
BROCADE COMMUNICATIONS SYS I  COM NEW         111621306         467       166,615     SH       SOLE      N/A    166,615
BOSTON SCIENTIFIC CORP        COM             101137107         332        42,933     SH       SOLE      N/A     42,933
BUCYRUS INTL INC NEW          COM             118759109         234        12,628     SH       SOLE      N/A     12,628
CENTRAL EUROPEAN DSTRBTN CORP COM             153435102         203        10,321     SH       SOLE      N/A     10,321
CLIFFS NATURAL RESOURCES INC  COM             18683K101         392        15,302     SH       SOLE      N/A     15,302
CENTEX CORP                   COM             152312104         252        23,714     SH       SOLE      N/A     23,714
CVS CAREMARK CORP             COM             126650100         562        19,568     SH       SOLE      N/A     19,568
CYPRESS SEMICONDUCTOR CORP    COM             232806109         621       138,862     SH       SOLE      N/A    138,862
COMMUNITY HEALTH SYS NEW      COM             203668108         218        14,953     SH       SOLE      N/A     14,953
DISCOVER FINL SVCS            COM             254709108         312        32,791     SH       SOLE      N/A     32,791
D R HORTON INC                COM             23331A109         219        30,999     SH       SOLE      N/A     30,999
DARDEN RESTAURANTS INC        COM             237194105         543        19,274     SH       SOLE      N/A     19,274
DYNEGY INC DEL                CL A            26817G102         391       195,527     SH       SOLE      N/A    195,527
EDISON INTL CALIF             COM             281020107         339        10,552     SH       SOLE      N/A     10,552
ENSCO INTL INC                COM             26874Q100         302        10,639     SH       SOLE      N/A     10,639
E TRADE FINANCIAL CORP        COM             269246104         305       265,587     SH       SOLE      N/A    265,587
FREEPORT-MCMORAN COPPER & GO  COM             35671D857         296        12,124     SH       SOLE      N/A     12,124
FAMILY DOLLAR STORES          COM             307000109         338        12,955     SH       SOLE      N/A     12,955
FIRST HORIZON NTNL CORP       COM             320517105         290        27,408     SH       SOLE      N/A     27,408
FEDERATED INVS INC PA         CL B            314211103         207        12,181     SH       SOLE      N/A     12,181
FOOT LOCKER INC               COM             344849104         216        29,489     SH       SOLE      N/A     29,489
FLEXTRONICS INTL LTD          COM             Y2573F102         449       175,411     SH       SOLE      N/A    175,411
FOSTER WHEELER LTD            COM             G36535139         283        12,095     SH       SOLE      N/A     12,095
GANNETT CO                    COM             364730101         383        47,844     SH       SOLE      N/A     47,844
GOLDCORP INC                  COM             380956409         396        12,564     SH       SOLE      N/A     12,564
GENWORTH FINL INC             COM CL A        37247D106         283       100,116     SH       SOLE      N/A    100,116
HUNTNGTN BANCSHS INC MD       COM             446150104         238        31,103     SH       SOLE      N/A     31,103
HELIX ENERGY SOLUTIONS        COM             42330P107         303        41,887     SH       SOLE      N/A     41,887
JOY GLOBAL INC                COM             481165108         305        13,334     SH       SOLE      N/A     13,334
KBR INC                       COM             48242W106         417        27,464     SH       SOLE      N/A     27,464
KINETIC CONCEPTS INC          COM             49460W208         302        15,741     SH       SOLE      N/A     15,741
LIBERTY GLOBAL INC            COM SER A       530555101         201        12,613     SH       SOLE      N/A     12,613
LIBERTY PPTY TR               SH BEN INT      531172104         259        11,361     SH       SOLE      N/A     11,361
MOODY'S CORP                  COM             615369105         266        13,246     SH       SOLE      N/A     13,246
MERRILL LYNCH AND CO INC      COM             590188108         429        36,882     SH       SOLE      N/A     36,882
MIRANT CORP NEW               COM             60467R100         238        12,622     SH       SOLE      N/A     12,622
MARVELL TECHNOLOGY GROUP      COM             G5876H105         455        68,173     SH       SOLE      N/A     68,173
MICROSOFT CORP                COM             594918104         617        31,714     SH       SOLE      N/A     31,714
MICRON TECHNOLOGY INC         COM             595112103         220        83,216     SH       SOLE      N/A     83,216
NISOURCE INC                  COM             65473P105         240        21,881     SH       SOLE      N/A     21,881
OFFICE DEPOT INC              COM             676220106         345       115,690     SH       SOLE      N/A    115,690
PDL BIOPHARMA INC             COM             69329Y104         212        34,262     SH       SOLE      N/A     34,262
PULTE HOMES INC               COM             745867101         268        24,546     SH       SOLE      N/A     24,546
CHILDRENS PL RETL STRS        COM             168905107         226        10,423     SH       SOLE      N/A     10,423
QUANTA SERVICES INC           COM             74762E102         310        15,636     SH       SOLE      N/A     15,636
ROWAN COMPANIES INC           COM             779382100         275        17,323     SH       SOLE      N/A     17,323
RAMBUS INC DEL                COM             750917106         312        19,615     SH       SOLE      N/A     19,615
RELIANCE STL & ALUM CO        COM             759509102         272        13,630     SH       SOLE      N/A     13,630
REPUBLIC SERVICES INC         COM             760759100         335        13,530     SH       SOLE      N/A     13,530
RYLAND GROUP INC              COM             783764103         368        20,831     SH       SOLE      N/A     20,831
SAIC INC                      COM             78390X101         295        15,157     SH       SOLE      N/A     15,157
SBA COMMUNICATIONS CORP       COM             78388J106         221        13,517     SH       SOLE      N/A     13,517
SHAW GROUP INC                COM             820280105         460        22,475     SH       SOLE      N/A     22,475
STONE ENERGY CORP COM         COM             861642106         204        18,542     SH       SOLE      N/A     18,542
SINA CORPORATION              COM             G81477104         244        10,521     SH       SOLE      N/A     10,521
SANDISK CORP                  COM             80004C101         308        32,125     SH       SOLE      N/A     32,125
STAPLES INC                   COM             855030102         201        11,206     SH       SOLE      N/A     11,206
SEQUENOM INC                  COM             817337405         230        11,573     SH       SOLE      N/A     11,573
QUESTAR CORP                  COM             748356102         351        10,741     SH       SOLE      N/A     10,741
SEAGATE TECHNOLOGY            COM             G7945J104         319        72,061     SH       SOLE      N/A     72,061
SUPERVALU INC DEL    COM      COM             868536103         225        15,434     SH       SOLE      N/A     15,434
TYCO ELECTRONICS LTD          COM             G9144P105         217        13,356     SH       SOLE      N/A     13,356
TRINITY INDUS INC    DEL      COM             896522109         362        22,960     SH       SOLE      N/A     22,960
TENARIS S A                   SPONSORED ADR   88031M109         262        12,484     SH       SOLE      N/A     12,484
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100         208        26,380     SH       SOLE      N/A     26,380
TYSON FOODS INC CL A CLASS A  COM             902494103         230        26,269     SH       SOLE      N/A     26,269
TEXTRON INC                   COM             883203101         482        34,748     SH       SOLE      N/A     34,748
UTI WORLDWIDE INC             ORD             G87210103         221        15,398     SH       SOLE      N/A     15,398
VALSPAR CORP         COM      COM             920355104         247        13,651     SH       SOLE      N/A     13,651
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109         285        39,770     SH       SOLE      N/A     39,770
VIRGIN MEDIA INC              COM             92769L101         251        50,204     SH       SOLE      N/A     50,204
VMWARE  INC.                  COM             928563402         392        16,536     SH       SOLE      N/A     16,536
VERISIGN INC                  COM             92343E102         235        12,295     SH       SOLE      N/A     12,295
WACHOVIA CORP NEW             COM             929903102         224        40,351     SH       SOLE      N/A     40,351
WELLCARE HLTH PLANS INC       COM             94946T106         339        26,362     SH       SOLE      N/A     26,362
WSTN DIGITAL CORP DEL         COM             958102105         269        23,482     SH       SOLE      N/A     23,482
WHOLE FOODS MKT INC           COM             966837106         212        22,460     SH       SOLE      N/A     22,460
WASHINGTON FEDL INC           COM             938824109         321        21,433     SH       SOLE      N/A     21,433
WALTER INDSTRIES INC          COM             93317Q105         687        39,215     SH       SOLE      N/A     39,215
WILLIAMS-SONOMA INC           COM             969904101         212        26,999     SH       SOLE      N/A     26,999
XEROX CORP                    COM             984121103         230        28,895     SH       SOLE      N/A     28,895
XTO ENERGY INC                COM             98385X106         622        17,641     SH       SOLE      N/A     17,641

                                           92               29,323
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         92
Form 13F Information Table Value Total:         29,323
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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